Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts (1)
	2020	2021
	(in trillions)
Interest rate contracts	¥1,553.5	¥1,308.4
Foreign exchange contracts	230.2	222.0
Equity contracts	8.1	8.0
Commodity contracts	0.1	0.1
Credit derivatives	8.7	9.8
Other	3.1	3.5

Total	¥1,803.7	¥1,551.8

Note:
(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	2020 (1)(5)			2021 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,847	¥—	¥10,847	¥7,718	¥—	¥7,718
Foreign exchange contracts	3,734	—	3,734	3,910	—	3,910
Equity contracts	236	—	236	231	—	231
Commodity contracts	26	—	26	27	—	27
Credit derivatives	114	—	114	94	—	94
Other (6)	1	—	1	17	—	17

Total derivative assets	¥14,958	¥—	¥14,958	¥11,997	¥—	¥11,997

Derivative liabilities:
Interest rate contracts	¥10,205	¥—	¥10,205	¥7,361	¥—	¥7,361
Foreign exchange contracts	3,604	4	3,608	4,022	5	4,027
Equity contracts	277	—	277	237	—	237
Commodity contracts	26	—	26	27	—	27
Credit derivatives	95	—	95	109	—	109
Other (6)	(177)	—	(177)	(47)	—	(47)

Total derivative liabilities	¥14,030	¥4	¥14,034	¥11,709	¥5	¥11,714

Notes:
(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2019			2020			2021
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥6	¥6	¥—	¥(173)	¥(173)	¥—	¥70	¥70
Foreign exchange contracts	(347)	—	(347)	(429)	—	(429)	(91)	—	(91)
Equity contracts	—	80	80	—	30	30	—	(269)	(269)
Credit derivatives	—	(40)	(40)	—	15	15	—	(53)	(53)
Other (1)	(7)	(70)	(77)	(5)	(31)	(36)	11	(178)	(167)

Total	¥(354)	¥(24)	¥(378)	¥(434)	¥(159)	¥(593)	¥(80)	¥(430)	¥(510)

Note:
(1)	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Protection Sold Through Credit Derivatives [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥303,870	¥2,125,006	¥494,040	¥2,922,916	¥(63,855)
Non-investment grade	93,671	279,892	49,681	423,244	3,358
Not rated	2,453	6,826	—	9,279	(18)

Total	399,994	2,411,724	543,721	3,355,439	(60,515)

Index and basket credit default swaps:
Investment grade (2)	20,000	210,602	14,950	245,552	(1,823)
Non-investment grade	—	106,630	—	106,630	(1,360)
Not rated	28,296	190,398	5,316	224,010	(5,205)

Total	48,296	507,630	20,266	576,192	(8,388)

Total credit default swaps sold	448,290	2,919,354	563,987	3,931,631	(68,903)

Other credit derivatives sold:
Investment grade	—	—	—	—	—

Total credit derivatives	¥448,290	¥2,919,354	¥563,987	¥3,931,631	¥(68,903)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥294,312	¥2,235,390	¥715,896	¥3,245,598	¥(67,707)
Non-investment grade	84,780	311,702	59,145	455,627	5,284
Not rated	—	1,683	—	1,683	(83)

Total	379,092	2,548,775	775,041	3,702,908	(62,506)

Index and basket credit default swaps:
Investment grade (2)	43,000	470,063	29,133	542,196	(4,753)
Non-investment grade	35,427	65,319	—	100,746	(1,165)
Not rated	59,534	29,971	852	90,357	(919)

Total	137,961	565,353	29,985	733,299	(6,837)

Total credit default swaps sold	517,053	3,114,128	805,026	4,436,207	(69,343)

Other credit derivatives sold (3) :
Investment grade (2)	—	16,606	—	16,606	57

Total credit derivatives	¥517,053	¥3,130,734	¥805,026	¥4,452,813	¥(69,286)

Notes:
(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade .
(3)	Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.